3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

direct fax: 866.422.2114

falcoj@pepperlaw.com

December 20, 2013

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attn:          Ms. Laura Hatch

                                      Mary Cole, Esq.

Re:                             FundVantage Trust
1933 Act File No.  333-192291

Dear Mesdames Hatch and Cole:

On behalf of FundVantage Trust (the “Trust”), accompanying this letter is Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14 that was previously filed on November 13, 2013 (the “Registration Statement”) in connection with the reorganization of the Formula Investing U.S. Value 1000 Fund and Formula Investing U.S. Value Select Fund into the Gotham Enhanced Return Fund (the “Acquiring Fund”), each a series of the Trust.  The Amendment is being filed with the Securities and Exchange Commission (the “Commission”) on EDGAR to (i) incorporate changes to the Registration Statement in response to oral comments from the staff of the Commission (the “Staff”) to the Registration Statement received on December 6, 2013 and on December 16, 2013; (ii) update the Registration Statement with certain financial information and (ii) make other non-material changes.

We appreciate the opportunity to address the Staff’s comments received on December 16, 2013 regarding certain disclosure in the statement of additional information (the “SAI”) contained in the Registration Statement.  The Registrant previously addressed the Staff’s December 6, 2013 comments in correspondence filed with the Commission via EDGAR on December 11, 2013. We have organized this letter by setting forth the Staff’s comments in italicized text followed by the Trust’s response to the Staff’s comments.

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1.                                      In Table 2 under the “Narrative Description of the Pro Forma Effects of the Reorganizations” in the SAI, show the amount of shares being issued by the Acquiring Fund in connection with the Reorganization.

Response:  The SAI has been revised to reflect the Staff’s comment.

2.                                      In Table 3 under the “Narrative Description of the Pro Forma Effects of the Reorganizations” and in each of the tables under the section entitled “Pro Forma Adjustments,” refer to “Acquiring Fund” as “Gotham Enhanced Return Fund.”

Response:  The SAI has been revised to reflect the Staff’s comment.

3.                                      Pro Forma Adjustments tables reflect no adjustments for Trustee fees. In the response to the Staff’s comments, please explain why no adjustments were necessary.

Response:  There are no adjustments for Trustee fees because the fees are not based on the net asset value of each of the Funds.

4.                                      In the section “Accounting Policy” state that each of the Acquired Funds and the Acquiring Fund complies with Subchapter M of the Internal Revenue Code of 1986, as amended.

Response:  The SAI has been revised to reflect the Staff’s comment.

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This letter incorporates by reference the “Tandy Letter” signed by an officer of the Trust and attached hereto as Exhibit A.

In addition, attached hereto is a request for acceleration of effective date pursuant to Rule 461 under the Securities Act of 1933, as amended.

Please direct any questions concerning this letter to the undersigned at 215.981.4659.

Very truly yours,

/s/ John P. Falco
John P. Falco

cc:	Joel Weiss, President of FundVantage Trust John M. Ford, Esq.

EXHIBIT A

FUNDVANTAGE TRUST
301 BELLEVUE PARKWAY
WILMINGTON, DE 19809

December 19, 2013

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Ms. Laura Hatch

Re:	FundVantage Trust (the “Trust”) File Nos. 333-192291

Dear Sir or Madam:

In connection with the Trust’s response to certain oral comments received from the Commission staff with respect to the Registration Statement on Form N-14 with the Commission on November 13, 2013 (the “Registration Statement”), the Trust is providing the following, as instructed:

The Trust acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in the Registration Statement, (ii) Commission staff comments or changes to disclosure in response to staff comments in the Registration Statement reviewed by the staff do not foreclose the Commission from taking any action with respect to the Registration Statement, and (iii) the Trust may not assert staff comments with respect to the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions concerning this letter to John P. Falco, Esq. of Pepper Hamilton, LLP, counsel to the Trust, at 215.981.4659.

Very truly yours,

/s/ Joel Weiss
Joel Weiss
President and Chief Executive Officer

Cc:	John M. Ford, Esq.